Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2023
Key Management Personnel Compensation [Abstract]
Key Management Personnel Compensation

Note 6. Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the year ended June 30, 2023 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Dr. Roger Aston, Independent Non-Executive Chairman (subsequently transitioning to Independent Non-Executive Director from 1 July 2023)

Mr. Paul Brennan, Independent Non-Executive Director (subsequently transitioning to Independent Non-Executive Chairman from 1 July 2023)

Mr. Daniel Pollock, Independent Non-Executive Director

Mr. Stephen Anastasiou, Independent Non-Executive Director

Prof. Ravi Savarirayan, Independent Non-Executive Director

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2023:

Mr. Steven Lydeamore, Chief Executive Officer

Dr. Jerry Kanellos, Chief Operating Officer

Mr. Flavio Palumbo, Chief Commercial Officer (appointed on 1 November 2022)

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2023	30 June 2022	30 June 2021
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	1,394,154	636,673	450,002
Other short-term benefits, including consulting services by KMP and their related entities	—	—	1,603,747
Post-employment benefits	5,283	44,489	27,869
Long-term benefits	8,110	15,168	8,220
Share-based payment expenses to KMP and their related entities	200,753	94,890	2,116,012
Total Key Management Personnel Compensation	1,608,300	791,220	4,205,850